CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($)		12 Months Ended
		Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Revenues from contracts with customers		$ 172,350,699	$ 160,308,979	$ 133,491,118
Government grants		24,732	16,372	51,586
Initial recognition and changes in the fair value of biological assets		716,741	279,945
Total		173,092,172	160,605,296	133,542,704
Cost of sales		(93,575,588)	(86,964,881)	(77,094,551)
Research and development expenses		(4,195,270)	(3,689,391)	(3,950,100)
Selling, general and administrative expenses		(38,345,028)	(39,243,800)	(35,263,688)
Share of profit or loss of joint ventures and associates		2,477,193	1,012,486	(2,136,801)
Other income or expenses, net		(307,499)	365,900	613,389
Operating profit		39,145,980	32,085,610	15,710,953
Finance costs		(20,880,526)	(24,361,733)	(17,188,653)
Other financial results		(11,822,116)	(17,096,484)	(23,762,063)
Profit (loss) before income tax		6,443,338	(9,372,607)	(25,239,763)
Income tax		(2,206,710)	(6,986,284)	10,928,517
Profit (loss) for the year		$ 4,236,628	$ (16,358,891)	$ (14,311,246)
Profit (loss) per share
Basic profit (loss) attributable to ordinary equity holders of the parent	[1]	$ 0.0930	$ (0.6027)	$ (0.3929)
Diluted profit attributable to ordinary equity holders of the parent		$ 0.0922	$ (0.6027)	$ (0.3929)
Weighted average number of shares
Basic	[1]	36,120,447	30,478,390	28,098,117
Diluted		36,416,988	30,478,390	28,098,117
Profit (loss) for the year		$ 4,236,628	$ (16,358,891)	$ (14,311,246)
Other comprehensive (loss) / income		(9,682,116)	3,904,365	(31,833,554)
Items that may be subsequently reclassified to profit and loss		(13,603,205)	5,251,488	(43,710,972)
Exchange differences on translation of foreign operations from joint ventures		(3,494,761)	11,337	(13,865,192)
Exchange differences on translation of foreign operations		(10,108,444)	5,240,151	(29,845,780)
Items that will not be subsequently reclassified to loss and profit		3,921,089	(1,347,123)	11,877,418
Revaluation of property, plant and equipment, net of tax, of Joint ventures and associates	[2]	521,406	94,009	1,679,818
Revaluation of property, plant and equipment, net of tax	[3]	3,399,683	(1,441,132)	8,381,618
Tax rate change over revaluation of property, plant and equipment				1,815,982
Total comprehensive loss		(5,445,488)	(12,454,526)	(46,144,800)
Income (loss) for the year attributable to:
Equity holders of the parent		3,359,175	(18,369,045)	(11,039,533)
Non-controlling interests		877,453	2,010,154	(3,271,713)
Result for the year		4,236,628	(16,358,891)	(14,311,246)
Total comprehensive loss attributable to:
Equity holders of the parent		(5,222,572)	(14,333,037)	(33,927,072)
Non-controlling interests		(222,916)	1,878,511	(12,217,728)
Total comprehensive loss		$ (5,445,488)	$ (12,454,526)	$ (46,144,800)

[1]	For the years ended June 30, 2019 and 2018 diluted EPS was the same as basic EPS as the effect of potential ordinary shares would be antidilutive.
[2]	The tax effect of the revaluation of property, plant and equipment of joint ventures and associates was $223,460, $47,005 and $839,909 for the years ended June 30, 2020, 2019 and 2018, respectively.
[3]	The tax effect of the revaluation of property, plant and equipment was $1,133,230, $(480,378) and $4,513,179 for the years ended June 30, 2020, 2019 and 2018, respectively.